Fair Value Measurements (Details) - Schedle of quantitative information regarding Level 3 fair value measurements - $ / shares	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020
Schedle of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price (in Dollars per share)	$ 10.18	$ 10.50	$ 10.12	$ 10.50
Strike price (in Dollars per share)		$ 11.50	$ 11.50	$ 11.50
Term (in years)	5 years	5 years	5 years	5 years
Volatility	28.90%	31.30%	43.30%	31.30%
Risk-free rate	0.45%	0.44%	0.92%	0.44%
Dividend yield	0.00%	0.00%	0.00%	0.00%